Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
bp shareholders	$ 15,239	$ (2,487)	$ 7,565
Less: dividend requirements on preference shares	1	1	2
Profit (loss) for the year attributable to bp ordinary shareholders	$ 15,238	$ (2,488)	$ 7,563
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	17,360,288	18,987,936	20,128,862
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	389,790	0	131,526
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	17,750,078	18,987,936	20,260,388
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	2,893,381	3,164,656	3,354,810
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	64,965	0	21,921
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	2,958,346	3,164,656	3,376,731